Stock Options and Warrants - Restricted Stock Awards - Additional Information (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant-date fair value of restricted stock awards					$ 273,000	$ 415,000
Stock-based compensation expense	490,000	441,000	1,212,000	1,291,000	1,693,000	2,361,000
Unrecognized compensation cost related to unvested shares expected to be recognized, weighted-average period			1 year 9 months 18 days		1 year 7 months 6 days	2 years 2 months 12 days
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant-date fair value of restricted stock awards			143,000	222,000
Stock-based compensation expense	54,000	43,000	139,000	180,000
Unrecognized compensation costs	44,000		44,000		16,000	72,000
Unrecognized compensation cost related to unvested shares expected to be recognized, weighted-average period			4 months 24 days		6 months	4 months 24 days
Stock-based compensation expense					$ 240,000	$ 59,000